UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Vincent P. Corti

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund® Investment portfolio August 31, 2013

unaudited

Common stocks 90.61%
		Value
Health care 22.13%	Shares	(000)

Gilead Sciences, Inc.[1]	5,413,300	$ 326,260
Alexion Pharmaceuticals, Inc.[1]	1,539,600	165,907
Hologic, Inc.[1]	7,108,850	151,703
Thermo Fisher Scientific Inc.	1,416,000	125,783
Forest Laboratories, Inc.[1]	2,400,000	102,072
Illumina, Inc.[1]	1,271,376	98,964
BioMarin Pharmaceutical Inc.[1]	1,468,230	96,125
Grifols, SA, Class A, non-registered shares[2]	1,601,000	64,295
Grifols, SA, Class B, non-registered shares[2]	1,029,175	31,718
William Demant Holding A/S1,2	873,000	74,861
McKesson Corp.	600,000	72,846
Biogen Idec Inc.[1]	335,600	71,490
Mesoblast Ltd.[1,2]	14,210,000	69,143
UnitedHealth Group Inc.	962,100	69,021
Celesio AG2	3,167,000	66,015
Stryker Corp.	984,000	65,820
Myriad Genetics, Inc.[1]	2,467,600	64,577
NuVasive, Inc.[1,3]	2,542,876	59,809
Exelixis, Inc.[1,3]	11,930,900	59,774
St. Jude Medical, Inc.	1,120,000	56,459
Allergan, Inc.	624,000	55,149
Insulet Corp.[1]	1,503,476	50,126
Amgen Inc.	418,000	45,537
QIAGEN NV1,2	2,052,814	41,244
Aetna Inc.	577,000	36,576
Merck KGaA[2]	226,278	34,382
Envision Healthcare Holdings, Inc.[1]	1,000,000	26,240
Endo Health Solutions Inc.[1]	589,700	24,231
Edwards Lifesciences Corp.[1]	287,800	20,255
Humana Inc.	205,000	18,876
Centene Corp.[1]	286,308	16,363
Orthofix International NV1	700,000	15,449
Zimmer Holdings, Inc.	116,000	9,174
ArthroCare Corp.[1]	243,700	7,718
Medtronic, Inc.	136,100	7,043
		2,301,005
Consumer discretionary 20.90%

Galaxy Entertainment Group Ltd.[1,2]	51,009,000	308,646
Netflix, Inc.[1]	982,800	279,027
Daily Mail and General Trust PLC, Class A, nonvoting[2]	10,236,701	125,324
lululemon athletica inc.[1]	1,644,000	116,461
MGM China Holdings Ltd.[2]	36,772,000	109,681
Amazon.com, Inc.[1]	336,800	94,634
Sky Deutschland AG1,2	11,203,105	93,889
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Sands China Ltd.[2]	15,342,800	$ 87,854
Twenty-First Century Fox, Inc., Class A	2,730,725	85,554
Melco Crown Entertainment Ltd. (ADR)[1]	2,881,000	78,334
Lions Gate Entertainment Corp.[1]	2,105,000	73,696
Comcast Corp., Class A	1,476,400	62,142
DIRECTV[1]	1,012,100	58,884
Time Warner Inc.	800,000	48,424
JCDecaux SA2	1,400,000	46,892
William Hill PLC[2]	7,102,700	45,701
SJM Holdings Ltd.[2]	17,342,000	44,425
Reed Elsevier PLC[2]	3,430,000	42,072
Garmin Ltd.	1,000,000	40,770
Kingfisher PLC[2]	6,500,000	38,781
ProSiebenSAT.1 Media AG2	896,000	37,993
Home Depot, Inc.	467,500	34,824
Liberty Global PLC, Class C1	408,200	30,015
Liberty Global PLC, Class A1	21,000	1,631
John Wiley & Sons, Inc., Class A	700,000	30,660
WPP PLC[2]	1,650,000	30,556
Penske Automotive Group, Inc.	637,000	24,862
NIKE, Inc., Class B	364,800	22,917
Time Warner Cable Inc.	183,014	19,647
Zhongsheng Group Holdings Ltd.[2]	14,264,500	18,850
CTC Media, Inc.	1,709,570	18,327
YUM! Brands, Inc.	214,500	15,019
Multi Screen Media Private Ltd.[1,2,4]	79,866	6,608
		2,173,100
Information technology 18.45%

Google Inc., Class A1	251,700	213,165
Samsung Electronics Co. Ltd.[2]	159,487	195,755
Intuit Inc.	1,717,200	109,094
Baidu, Inc., Class A (ADR)[1]	749,000	101,512
Texas Instruments Inc.	2,555,000	97,601
Accenture PLC, Class A	1,335,000	96,454
Gemalto NV2	666,300	76,675
Youku Inc., Class A (ADR)[1]	3,240,000	75,136
Yahoo! Inc.[1]	2,335,000	63,325
Oracle Corp.	1,827,000	58,208
NetEase, Inc. (ADR)	807,200	57,101
Adobe Systems Inc.[1]	1,175,000	53,756
Yandex NV, Class A1	1,675,000	53,600
Motorola Solutions, Inc.	955,300	53,506
Trimble Navigation Ltd.[1]	1,908,300	48,185
SAP AG2	600,000	44,351
Delta Electronics, Inc.[2]	9,598,000	43,109
Western Union Co.	2,435,000	42,686
Mail.Ru Group Ltd. (GDR)[2]	1,300,000	42,441
Murata Manufacturing Co., Ltd.[2]	620,000	42,317
AAC Technologies Holdings Inc.[2]	9,096,000	41,473
Hexagon AB, Class B2	1,426,838	40,914
Apple Inc.	79,100	38,526
Autodesk, Inc.[1]	1,000,000	36,750
Tencent Holdings Ltd.[2]	590,000	27,538
Common stocks
		Value
Information technology (continued)	Shares	(000)

Avago Technologies Ltd.	606,000	$ 23,337
FactSet Research Systems, Inc.	213,200	21,821
EMC Corp.	750,000	19,335
Rackspace Hosting, Inc.[1]	394,700	17,690
ASML Holding NV2	186,340	16,331
Microsoft Corp.	481,900	16,095
CoStar Group, Inc.[1]	105,000	15,594
Hittite Microwave Corp.[1]	215,000	13,149
Nokia Corp.[1,2]	2,380,000	9,260
Avid Technology, Inc.[1]	1,570,200	8,463
Maxim Integrated Products, Inc.	168,500	4,692
		1,918,945
Financials 10.00%

AIA Group Ltd.[2]	18,542,200	81,081
Endurance Specialty Holdings Ltd.	1,438,000	72,073
SVB Financial Group[1]	835,000	69,138
Wells Fargo & Co.	1,362,300	55,963
Principal Financial Group, Inc.	1,200,000	49,104
Assured Guaranty Ltd.	2,400,000	47,736
Ocwen Financial Corp.[1]	930,000	46,909
State Street Corp.	700,000	46,704
Banco Espírito Santo, SA1,2	42,000,000	43,964
Chongqing Rural Commercial Bank Co., Ltd., Class H2	97,595,000	43,601
Agricultural Bank of China, Class H2	97,780,000	41,793
Marsh & McLennan Companies, Inc.	1,000,000	41,230
JPMorgan Chase & Co.	800,000	40,424
Aberdeen Asset Management PLC[2]	7,370,000	40,195
HSBC Holdings PLC[2]	3,557,774	37,525
Banco Santander, SA1,2	4,889,135	34,473
Fifth Third Bancorp	1,800,000	32,922
Industrial and Commercial Bank of China Ltd., Class H2	48,736,000	31,823
Home Loan Servicing Solutions, Ltd.	1,061,800	24,209
Bank of China Ltd., Class H2	55,556,000	23,271
Longfor Properties Co. Ltd.[2]	13,800,000	22,978
HDFC Bank Ltd.[2]	2,550,000	22,927
Altisource Portfolio Solutions SA1	172,600	22,507
UBS AG2	1,134,312	21,944
China Construction Bank Corp., Class H2	27,994,050	20,411
Primerica, Inc.	425,000	15,780
Kotak Mahindra Bank Ltd.[2]	894,917	8,909
		1,039,594
Industrials 8.07%

Nielsen Holdings NV	3,762,000	129,789
Ryanair Holdings PLC (ADR)	2,274,700	107,957
Union Pacific Corp.	437,977	67,247
CSX Corp.	2,654,722	65,333
Verisk Analytics, Inc., Class A1	991,000	61,620
PT AKR Corporindo Tbk[2]	173,899,680	61,248
Sensata Technologies Holding NV1	1,530,800	57,068
AirAsia Bhd.[2]	62,860,000	49,380
MSC Industrial Direct Co., Inc., Class A	450,000	34,200
Alliance Global Group, Inc.[1,2]	58,300,000	33,668
Common stocks
		Value
Industrials (continued)	Shares	(000)

JG Summit Holdings, Inc.[2]	39,269,800	$ 32,124
Babcock International Group PLC[2]	1,500,000	26,453
Waste Management, Inc.	643,300	26,015
Danaher Corp.	347,000	22,736
United Continental Holdings, Inc.[1]	787,500	22,412
United Parcel Service, Inc., Class B	210,000	17,972
KBR, Inc.	350,000	10,451
FedEx Corp.	71,700	7,698
Beacon Roofing Supply, Inc.[1]	156,000	5,668
		839,039
Telecommunication services 3.73%

SoftBank Corp.[2]	2,563,000	159,953
Crown Castle International Corp.[1]	1,191,300	82,700
Vodafone Group PLC[2]	14,000,000	45,122
MTN Group Ltd.[2]	1,800,000	32,888
CenturyLink, Inc.	727,700	24,101
Avanti Communications Group PLC[1,2,3]	6,933,372	17,997
tw telecom inc.[1]	351,100	10,048
Telephone and Data Systems, Inc.	326,100	9,030
United States Cellular Corp.	139,500	5,968
		387,807
Energy 1.46%

Schlumberger Ltd.	1,122,400	90,847
FMC Technologies, Inc.[1]	715,400	38,367
Halliburton Co.	480,000	23,040
		152,254
Consumer staples 0.70%

Costco Wholesale Corp.	650,000	72,715
Utilities 0.22%

ENN Energy Holdings Ltd.[2]	4,700,000	23,265
Miscellaneous 4.95%

Other common stocks in initial period of acquisition		515,386
Total common stocks (cost: $6,594,947,000)		9,423,110
Preferred stocks 0.09%

Financials 0.09%

First Niagara Financial Group, Inc., Series B, 8.625%	203,838	5,676
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	160,000	3,997
Total preferred stocks (cost: $9,096,000)		9,673
	Principal amount	Value
Short-term securities 9.17%	(000)	(000)

Freddie Mac 0.097%–0.16% due 11/12/2013–8/8/2014	$340,080	$ 339,847
Coca-Cola Co. 0.09%–0.18% due 9/18–12/11/2013[5]	141,800	141,780
Federal Home Loan Bank 0.06%–0.09% due 11/1/2013–1/22/2014	85,400	85,386
Procter & Gamble Co. 0.07%–0.10% due 9/4–11/13/2013[5]	61,400	61,396
Private Export Funding Corp. 0.09%–0.21% due 11/13–12/16/2013[5]	55,200	55,178
John Deere Capital Corp. 0.07%–0.08% due 9/26–10/2/2013[5]	29,100	29,098
John Deere Bank SA 0.08% due 9/17/2013[5]	14,000	13,999
Honeywell International Inc. 0.11%–0.12% due 9/24–9/25/2013[5]	42,500	42,496
Wal-Mart Stores, Inc. 0.09% due 9/20/2013[5]	35,000	34,999
Federal Farm Credit Banks 0.16% due 5/28/2014	35,000	34,963
Jupiter Securitization Co., LLC 0.24% due 12/17/2013–1/24/2014[5]	28,100	28,078
U.S. Bank, N.A. 0.04% due 9/3/2013	24,500	24,500
Regents of the University of California 0.10% due 9/3/2013	20,000	20,000
Paccar Financial Corp. 0.06% due 9/12/2013	11,200	11,200
Fannie Mae 0.08% due 1/2/2014	10,900	10,898
United Technologies Corp. 0.06% due 9/26/2013[5]	8,900	8,900
Merck & Co. Inc. 0.05% due 9/11/2013[5]	5,900	5,900
PepsiCo Inc. 0.05% due 9/17/2013[5]	4,400	4,400
Total short-term securities (cost: $952,939,000)		953,018
Total investment securities (cost: $7,556,982,000)		10,385,801
Other assets less liabilities		13,349
Net assets		$10,399,150

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2013, appear below.

						Value
					Dividend	of affiliates
					income	at 8/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

NuVasive, Inc.[1]	2,205,286	337,590	—	2,542,876	$—	$ 59,809
Exelixis, Inc.[1]	10,950,900	980,000	—	11,930,900	—	59,774
Avanti Communications Group PLC[1,2]	6,933,372	—	—	6,933,372	—	17,997
					$—	$137,580

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $3,085,412,000, which represented 29.67% of the net assets of the fund. This amount includes $3,017,556,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $31,574,000) may be subject to legal or contractual restrictions on resale.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $426,224,000, which represented 4.10% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 1,919,347	$ 381,658	$ —	$ 2,301,005
	Consumer discretionary	1,135,828	1,030,664	6,608	2,173,100
	Information technology	1,338,781	580,164	—	1,918,945
	Financials	564,699	474,895	—	1,039,594
	Industrials	636,166	202,873	—	839,039
	Telecommunication services	131,847	255,960	—	387,807
	Energy	152,254	—	—	152,254
	Consumer staples	72,715	—	—	72,715
	Utilities	—	23,265	—	23,265
	Miscellaneous	386,061	129,325	—	515,386
	Preferred stocks	—	9,673	—	9,673
	Short-term securities	—	953,018	—	953,018
Total		$6,337,698	$4,041,495	$6,608	$10,385,801

*Securities with a value of $2,581,795,000, which represented 24.83% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,052,997
Gross unrealized depreciation on investment securities	(224,178)
Net unrealized appreciation on investment securities	2,828,819
Cost of investment securities for federal income tax purposes	7,556,982

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-014-1013O-S37707

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2013